EATON VANCE MUNICIPALS TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information supplements dated October 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 26 (“Amendment No. 26”) to the Registrant’s Registration Statement on Form N-1A and (b) that Amendment No. 26 was filed electronically with the Commission (Accession No. 0000940394-07-001156) on September 27, 2007.

Eaton Vance Hawaii Municipals Fund Eaton Vance Kansas Municipals Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/ Alan R. Dynner Alan R. Dynner, Esq. Secretary

Dated: October 1, 2007